Nature of Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 20, 2024	Jan. 30, 2024	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
Nature Of Operations [Line Items]
Retained earnings (accumulated deficit)				$ 148,586	$ 90,604
Net Loss				57,982	42,823
Proceeds received pursuant to agreement			$ 185,000
Cash and cash equivalents				$ 141,239	$ 28,769
Avorbio Common Stock [Member]
Nature Of Operations [Line Items]
Stock issued during the period shares new issues converted pursuant to reverse recapitalization				4,163,606
AVRO Avrobio Common Stock [Member]
Nature Of Operations [Line Items]
Reverse stock split				1-for-12
Conversion of stock shares percentage				0.53%
Stock issued during the period shares reverse recapitalization				10,956,614
Stock shares issued during the period subject to reverse recapitalization				11,447
Subscription Agreement [Member]
Nature Of Operations [Line Items]
Stock issued during the period shares new issues		7,790,889
Sale of stock issue price per share	$ 12.4	$ 12.4
Proceeds from the issuance of common stock	$ 96,600	$ 96,600
Subscription Agreement [Member] | Avorbio Common Stock [Member]
Nature Of Operations [Line Items]
Stock issued during the period shares new issues converted pursuant to reverse recapitalization				4,163,606